Lease liabilities and right-of-use assets - Summary of Amounts Recognized in Consolidated Statement of Comprehensive Income (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Detailed Information About Amounts Recognized In Consolidated Statement Of Comprehensive Income [Abstract]
Interest expense on lease liabilities	$ (140,184)	$ (83,804)
Depreciation of right-of-use assets	(541,218)	(363,809)	$ (232,791)
Amounts recognized in consolidated statement of comprehensive income	$ (681,402)	$ (447,613)